Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities

NOTE 13 – INTANGIBLE ASSETS AND LIABILITIES

The Company's identified intangible assets and liabilities at December 31, 2014 and December 31, 2013 were as follows:

	December 31, 2014	December 31, 2013
Identified intangible assets:
In-place leases	$10,078,055	$-
Above-market leases	1,832,939	-
Accumulated amortization	(1,488,770)	-
Net carrying amount	$10,422,224	$-

	December 31, 2014	December 31, 2013
Identified intangible liabilities:
Below-market leases	$507,746	$-
Accumulated amortization	(69,705)	-
Net carrying amount	$438,041	$-

The effect of amortization of acquired intangible assets was approximately $1,488,770 for the year ended December 31, 2014. Above-market leases, included in intangible assets, are amortized as a reduction in rent revenue and totaled $218,716 for the year ended December 31, 2014. Amortization of below-market leases as an addition to rent revenue was $69,705 for the year ended December 31, 2014. There was no amortization of any intangible assets for the year ending December 31, 2013. In-place leases, and above and below-market leases had a weighted average amortization period of 4.5 years in the year acquired.

The estimated annual amortization of acquired intangible assets and liabilities for each of the five succeeding fiscal years is as follows:

Years ending December 31,
	Assets	Liabilities
2015	$2,477,030	$139,410
2016	2,323,171	127,154
2017	2,288,309	119,285
2018	1,695,727	42,225
2019	1,215,964	5,436
Thereafter	422,023	4,531
	$10,422,224	$438,041